Short Term Debt - Schedule of Short-Term Debt (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)
Short-Term Debt [Abstract]
Short-term debt	$ 4,944	¥ 34,105	¥ 32,533